Notional Amounts of Financial Instrument Liabilities with Off-Balance-Sheet Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 60,033	$ 42,382
Commitments to originate loans
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	13,459	4,571
Standby letters of credit
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	175	292
Unadvanced Funds on Existing Loans | Construction and land development
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	1,778	70
Unadvanced Funds on Existing Loans | Commercial Financial and Agricultural
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	11,383	8,059
Unadvanced Funds on Existing Loans | Consumer
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	688	674
Unadvanced Funds on Existing Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 32,550	$ 28,716